Exhibit 99.1

World Omni Auto Receivables Trust 2014-A

Monthly Servicer Certificate

October 31, 2016

Dates Covered
Collections Period	10/01/16 - 10/31/16
Interest Accrual Period	10/17/16 - 11/14/16
30/360 Days	30
Actual/360 Days	29
Distribution Date	11/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/16	242,009,571.35	18,715
Yield Supplement Overcollateralization Amount 09/30/16	3,333,533.86	0
Receivables Balance 09/30/16	245,343,105.21	18,715
Principal Payments	11,284,153.25	509
Defaulted Receivables	508,242.08	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/16	3,093,615.34	0
Pool Balance at 10/31/16	230,457,094.54	18,175

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	26.28%

Prepayment ABS Speed	1.25%

Overcollateralization Target Amount	10,370,569.25
Actual Overcollateralization	10,370,569.25

Weighted Average APR	3.59%
Weighted Average APR, Yield Adjusted	4.61%
Weighted Average Remaining Term	35.68

Delinquent Receivables:
Past Due 31-60 days	4,495,233.95	273
Past Due 61-90 days	1,377,037.83	83
Past Due 91-120 days	93,204.48	5
Past Due 121+ days	0.00	0
Total	5,965,476.26	361

Total 31+ Delinquent as % Ending Pool Balance	2.59%

Recoveries	270,328.80

Aggregate Net Losses/(Gains) - October 2016	237,913.28

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.16%
Prior Net Losses Ratio	1.51%
Second Prior Net Losses Ratio	0.78%
Third Prior Net Losses Ratio	0.87%
Four Month Average	1.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.28%

Flow of Funds	$ Amount

Collections	12,259,198.82
Advances	1,673.60
Investment Earnings on Cash Accounts	3,216.27
Servicing Fee	(204,452.59)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	12,059,636.10

Distributions of Available Funds
(1) Class A Interest	217,409.33
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	662,046.10
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,370,569.25
(7) Distribution to Certificateholders	782,896.42
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	12,059,636.10

Servicing Fee	204,452.59
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 10/17/16	231,119,140.64
Principal Paid	11,032,615.35
Note Balance @ 11/15/16	220,086,525.29

Class A-1
Note Balance @ 10/17/16	0.00
Principal Paid	0.00
Note Balance @ 11/15/16	0.00
Note Factor @ 11/15/16	0.0000000%

Class A-2
Note Balance @ 10/17/16	0.00
Principal Paid	0.00
Note Balance @ 11/15/16	0.00
Note Factor @ 11/15/16	0.0000000%

Class A-3
Note Balance @ 10/17/16	110,969,140.64
Principal Paid	11,032,615.35
Note Balance @ 11/15/16	99,936,525.29
Note Factor @ 11/15/16	38.8858075%

Class A-4
Note Balance @ 10/17/16	102,340,000.00
Principal Paid	0.00
Note Balance @ 11/15/16	102,340,000.00
Note Factor @ 11/15/16	100.0000000%

Class B
Note Balance @ 10/17/16	17,810,000.00
Principal Paid	0.00
Note Balance @ 11/15/16	17,810,000.00
Note Factor @ 11/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	244,124.33
Total Principal Paid	11,032,615.35
Total Paid	11,276,739.68

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	86,925.83
Principal Paid	11,032,615.35
Total Paid to A-3 Holders	11,119,541.18

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2874926
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.9925400
Total Distribution Amount	13.2800326

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3382328
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.9284644
Total A-3 Distribution Amount	43.2666972

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	60.01
Noteholders' Principal Distributable Amount	939.99

Account Balances	$ Amount

Advances
Balance as of 09/30/16	48,040.45
Balance as of 10/31/16	49,714.05
Change	1,673.60

Reserve Account
Balance as of 10/17/16	2,171,744.40
Investment Earnings	461.11
Investment Earnings Paid	(461.11)
Deposit/(Withdrawal)	-
Balance as of 11/15/16	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40